Profit from operations - Summary of profit from operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit From Operations [Abstract]
Amortization of intangible assets	€ 69,076	€ 55,347	€ 77,564
Depreciation of property, plant and equipment	6,228	5,337	3,155
Depreciation of right-of-use asset	6,885	6,045	2,841
Foreign exchange losses	€ 38,025	€ 43,683	€ 27,472